Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (250,243)	$ 6,333,906			$ 11,124,257		$ 11,891,223
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		(6,666,000)			(9,249,600)		(17,043,600)
Waiver of deferred underwriting fee	(394,100)
Loss on issuance of Private Placement Warrants							3,158,400
Transaction costs associated with issuance of warrants							943,412
Interest earned on marketable securities held in Trust Account	(154,698)	(24,606)			(3,796,223)		(26,092)
Changes in operating assets and liabilities:
Prepaid expenses	(26,970)	50,063			349,035		(418,750)
Accounts payable and accrued expenses	622,162	(95,802)			(365)		316,564
Income taxes payable	27,635				68,061
Net cash used in operating activities	(176,214)	(402,439)			(1,504,835)		(1,178,843)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(637,500)						(276,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes					988,872
Cash withdrawn from Trust Account in connection with redemption	3,293,029				258,680,733
Bank service charge reimbursement	(45)
Net cash provided by investing activities	2,655,484				259,669,605		(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid							271,860,000
Proceeds from sale of Private Placement Warrants							5,640,000
Advances from related party	813,759	402,439			515,963		135,836
Proceeds from promissory note – related party							75,000
Repayment of promissory note – related party							(230,000)
Payment of offering costs							(276,446)
Redemption of common stock	(3,293,029)				(258,680,733)
Net cash (used in) provided by financing activities	(2,479,270)	402,439			(258,164,770)		277,204,390
Net Change in Cash							25,547
Cash – Beginning of period	67,944	67,944			67,944		42,397
Cash – End of period	67,944	67,944			67,944		67,944
SUPPLEMENTARY CASH FLOW INFORMATION:
Excise tax	32,930
Deferred underwriting fee payable							$ 9,660,000
Waiver of deferred underwriting fee	$ 5,622,700
Unique Logistics International, Inc.
Cash Flows from Operating Activities:
Net (loss) income			$ 7,256,211	$ 1,581,055		$ 3,534,554		$ 1,725,497
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization			606,030	585,019		782,351		765,532
Amortization of debt discount				776,515		776,515		1,350,389
Amortization of right of use assets			1,269,299	1,103,649		1,389,429		1,195,995
Change in fair value of derivative liability			(809,611)	4,275,986
Share-based compensation								91,666
Bad debt expense				850,000		2,541,676		240,000
Gain on forgiveness of note payable				(358,236)
Loss on extinguishment of convertible notes payable				564,037
Gain on forgiveness of notes payable						(358,236)		(1,646,062)
Loss on extinguishment of notes payable						564,037		1,147,856
Change in deferred tax asset			(261,118)	99,000		(679,527)		(264,000)
Change in fair value of derivative liabilities						4,020,698
Accretion of consulting agreement			(282,666)	(212,004)		(282,672)		(282,672)
Changes in operating assets and liabilities:
Accounts receivable			58,562,998	(82,890,241)		(56,917,965)		(12,677,437)
Contract assets			27,111,019	(12,706,657)		(7,547,267)		(18,586,306)
Factoring reserve				7,593,665		7,593,665		(6,622,941)
Other prepaid expenses and current assets			(2,716,596)	256,716
Other prepaid expenses and other current assets						(642,563)		(669,787)
Deposits and other assets			(1,533,533)	(20,000)		(736,195)		1,042
Accounts payable			(44,314,785)	18,807,393		10,036,018		29,465,943
Accrued expenses and other current liabilities			(9,511,815)	2,962,457		3,999,874		(1,226,702)
Accrued freight			(1,183,709)	5,397,339		(1,162,780)		6,926,050
Contract liabilities			(109,844)	10,403,335		468,209
Operating lease liability			(1,049,118)	(1,098,769)		(1,391,062)		(1,095,969)
Net cash used in operating activities			33,032,762	(42,029,741)		(34,011,241)		(161,906)
Cash Flows from Investing Activities:
Purchase of property and equipment						(72,001)		(51,489)
Purchase of equipment			(94,900)	(54,474)
Acquisitions of businesses, net of cash acquired			8,828,309
Net cash provided by investing activities			8,733,409	(54,474)		(72,001)		(51,489)
Cash Flows from Financing Activities:
Revolving credit facility, net			(28,258,922)	43,888,787
Proceeds from notes payable				2,000,000		2,000,000		5,174,902
Repayments of notes payable			(303,833)	(2,821,664)		(4,473,784)		(858,330)
Repayments of debt due to related parties			(223,143)	(239,924)
Repayments of long-term debt due to related parties						(414,647)		(5,149,925)
Cash paid for debt issuance costs								(50,000)
Borrowings on line of credit, net						38,141,451
Net cash (used in) provided by financing activities			(28,785,898)	42,827,199		35,253,020		(883,353)
Net Change in Cash			12,980,273	742,984		1,169,778		(1,096,748)
Cash – Beginning of period			1,422,393	252,615		252,615		1,349,363
Cash – End of period			14,402,666	995,598		1,422,393		252,615
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes			1,932,100	2,375,900		3,775,967		527,583
Interest			2,571,748	4,072,366		5,632,551		66,717
Operating lease asset and liability additions								223,242
Non-cash note forgiveness due to UL HK								310,452
Fair value of warrants issued with convertible notes								1,126,497
Beneficial conversion feature of convertible notes								2,540,169
Issuance of Common Stock – Conversions and Awards								393,743
Conversion of Preferred Stock Series B preferred to common						125,673
Conversion of Preferred Stock Series D preferred to common						31,415
Right-of-use assets obtained in exchange for lease liabilities			8,897,639	1,098,769		1,805		223,242
Non-cash consideration paid in business acquisition (Note 2)			$ 25,250,000
Conversion of Series B Preferred to Common Stock				125,673		3,900,000
Issuance of common stock for the conversion of principal net of accrued interest capitalized to principal to Notes Payable				244,931		244,931
Reduction of debt due to exchange of convertible Notes for Preferred Stock Series C&D				$ 3,861,162
Reduction of debt due to exchange of Convertible Notes for Preferred Stock Series C & D						4,565,725
Derivative liability recognized related to exchange of Convertible Notes for Preferred Stock Series C and D						$ 8,417,296